BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.    BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
General
The financial statements of the Plan are prepared on the accrual basis of accounting in conformity with U.S. generally accepted accounting principles (GAAP).

Subsequent Events
Management has evaluated subsequent events through June 25, 2026, the date these financial statements were issued. Any material subsequent events that occurred during this time have been properly recognized or disclosed in these financial statements.

Significant Accounting Policies
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Valuation of Investments
The Plan’s investments are stated at fair value as described in Note 3.

Income Recognition
Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.
Net appreciation (depreciation) in fair value of investments consists of net realized gains and losses on the sale of investments and net unrealized appreciation (depreciation) of investments.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Related fees are expensed when they are incurred and are reflected in benefit payments. A loan that has been defaulted upon and not cured within a reasonable period of time may be deemed a distribution from the Plan. The loan balance is reduced and benefit payments are increased after the participant makes final withdrawal from the Plan.

Payment of Benefits
Benefits are recorded when paid.

Risks and Uncertainties
In general, the Plan’s investments are exposed to various risks, such as interest rate, market, and credit risks. These risks may be impacted by certain external financial, business, and other factors, such as the effects of economic downturns, natural disasters, pandemics, war, or hostilities. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of investments may occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statement of net assets available for benefits. The impact of those risks and factors remains uncertain and depends on future events and developments.